Equity-Accounted Joint Ventures - Other - Additional Information (Details)	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($)	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,244,264,000	$ 1,153,874,000
Number of vessels | lease	9
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	2
estimated revenue rate per day	$ 70,300
discount rate	8.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,247,164,000	1,157,974,000
Ownership percentage (in percentage)	100.00%
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 125,701,000	109,866,000
Ownership percentage (in percentage)	40.00%
Number of vessels | vessel	4
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 124,592,000	102,477,000
Ownership percentage (in percentage)	33.00%
Number of vessels | vessel	4
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 407,732,000	296,065,000
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	6
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 92,655,000	$ 57,277,000
Ownership percentage (in percentage)	30.00%		30.00%	30.00%
Number of vessels | vessel	0